Oakhurst Short Duration High Yield Credit Fund
Schedule of Investments
November 30, 2024 (Unaudited)

CORPORATE BONDS - 95.9%	Par	Value
Communications - 10.7%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028	309,000	$292,563
Clear Channel Outdoor Holdings, Inc., 9.00%, 09/15/2028 (a)	325,000	345,103
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029 (a)	250,000	231,031
Directv Financing LLC, 8.88%, 02/01/2030 (a)(b)	250,000	251,774
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.95%, 01/15/2025	438,000	435,810
Gray Television, Inc., 10.50%, 07/15/2029 (a)(b)	239,000	243,442
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (a)	250,000	227,721
Level 3 Financing, Inc., 11.00%, 11/15/2029 (a)	300,000	341,258
McGraw-Hill Education, Inc., 5.75%, 08/01/2028 (a)	200,000	196,101
Newfold Digital Holdings Group, Inc., 11.75%, 10/15/2028 (a)	240,000	179,869
Qwest Corp., 7.25%, 09/15/2025	250,000	250,573
Univision Communications, Inc., 6.63%, 06/01/2027 (a)	200,000	199,450
Vmed O2 UK Financing I PLC, 7.75%, 04/15/2032 (a)	250,000	254,019
VZ Secured Financing BV, 5.00%, 01/15/2032 (a)	375,000	335,590
		3,784,304

Consumer Discretionary - 25.9%
Adams Homes, Inc., 9.25%, 10/15/2028 (a)	250,000	263,285
Affinity Interactive, 6.88%, 12/15/2027 (a)	300,000	240,003
Allegiant Travel Co., 7.25%, 08/15/2027 (a)	250,000	249,394
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	325,000	333,091
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	340,000	339,740
Benteler International AG, 10.50%, 05/15/2028 (a)	230,000	241,184
Brightline East LLC, 11.00%, 01/31/2030 (a)(b)	250,000	234,403
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029 (a)	250,000	249,832
Crocs, Inc., 4.25%, 03/15/2029 (a)	250,000	232,350
Empire Resorts, Inc., 7.75%, 11/01/2026 (a)	250,000	238,196
Garda World Security Corp., 7.75%, 02/15/2028 (a)	325,000	337,255
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 05/31/2032 (a)	250,000	252,245
Genting New York LLC / GENNY Capital, Inc., 7.25%, 10/01/2029 (a)	250,000	256,976
GEO Group, Inc., 8.63%, 04/15/2029	250,000	264,620
Goodyear Tire & Rubber Co., 5.00%, 07/15/2029	250,000	234,197
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (a)	230,000	242,172
K Hovnanian Enterprises, Inc., 11.75%, 09/30/2029 (a)	217,000	240,510
Landsea Homes Corp., 8.88%, 04/01/2029 (a)	300,000	307,857
Melco Resorts Finance Ltd., 7.63%, 04/17/2032 (a)	335,000	338,683
Newell Brands, Inc., 7.00%, 04/01/2046	375,000	358,841
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 02/15/2028 (a)	612,000	584,973
Phinia Holdings Jersey Ltd., 5.00%, 10/01/2025 (a)	695,000	679,851
PROG Holdings, Inc., 6.00%, 11/15/2029 (a)	250,000	244,459
Rakuten Group, Inc., 11.25%, 02/15/2027 (a)	500,000	546,069
Resorts World Las Vegas LLC / RWLV Capital, Inc., 4.63%, 04/16/2029 (a)	300,000	269,074
Staples, Inc., 10.75%, 09/01/2029 (a)	250,000	246,795
Tenneco, Inc., 8.00%, 11/17/2028 (a)	265,000	252,178
United Airlines, Inc., 4.63%, 04/15/2029 (a)	350,000	336,591
Victoria's Secret & Co., 4.63%, 07/15/2029 (a)	250,000	226,322
Wynn Macau Ltd., 5.63%, 08/26/2028 (a)	350,000	334,964
		9,176,110

Consumer Staples - 3.0%
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 09/01/2025 (a)	260,000	260,465
Land O'Lakes Capital Trust I, 7.45%, 03/15/2028 (a)(b)	500,000	496,010
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029 (b)	310,000	312,357
		1,068,832

Energy - 11.3%
California Resources Corp., 8.25%, 06/15/2029 (a)	239,000	245,435
Civitas Resources, Inc., 8.75%, 07/01/2031 (a)	315,000	334,327
CVR Energy, Inc., 8.50%, 01/15/2029 (a)	250,000	245,876
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028 (a)	500,000	512,846
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/2030	325,000	338,943
Hilcorp Energy I LP / Hilcorp Finance Co., 8.38%, 11/01/2033 (a)	325,000	343,587
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (a)	250,000	272,258
Phillips 66 Partners LP
2.45%, 12/15/2024	20,000	19,977
3.61%, 02/15/2025	529,000	526,818
3.55%, 10/01/2026	5,000	4,789
3.75%, 03/01/2028	73,000	69,522
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)	250,000	261,785
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 02/15/2029 (a)	250,000	254,625
Transocean, Inc., 8.75%, 02/15/2030 (a)	212,500	221,531
Venture Global LNG, Inc., 9.88%, 02/01/2032 (a)	300,000	333,795
		3,986,114

Financials - 20.5%
Acrisure LLC / Acrisure Finance, Inc., 8.25%, 02/01/2029 (a)	250,000	257,073
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031 (a)	325,000	330,326
Antares Holdings LP, 6.35%, 10/23/2029 (a)	250,000	249,680
Armor Holdco, Inc., 8.50%, 11/15/2029 (a)	260,000	261,159
ASG Finance Designated Activity Co., 9.75%, 05/15/2029 (a)	250,000	251,585
First Citizens BancShares, Inc./NC, 3.38% to 03/15/2025 then 3 mo. Term SOFR + 2.47%, 03/15/2030	695,000	689,492
Freedom Mortgage Corp., 12.00%, 10/01/2028 (a)	246,000	267,617
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	250,000	256,930
Hightower Holding LLC, 9.13%, 01/31/2030 (a)	250,000	265,732
HUB International Ltd., 5.63%, 12/01/2029 (a)	730,000	711,557
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 9.75%, 01/15/2029	250,000	257,004
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 08/15/2028 (a)	250,000	234,346
MPT Operating Partnership LP / MPT Finance Corp., 5.25%, 08/01/2026	350,000	317,615
Navient Corp., 11.50%, 03/15/2031	300,000	341,634
New York Community Bancorp, Inc., 7.57% (3 mo. Term SOFR + 3.04%), 11/06/2028 (b)	543,000	516,722
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	325,000	333,194
PRA Group, Inc., 8.88%, 01/31/2030 (a)(b)	250,000	263,088
Rithm Capital Corp., 8.00%, 04/01/2029 (a)	250,000	250,804
Service Properties Trust, 8.88%, 06/15/2032	350,000	336,705
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (a)	250,000	265,808
Voya Financial, Inc., 4.70% to 01/23/2028 then 3 mo. LIBOR US + 2.08%, 01/23/2048 (c)	650,000	606,537
		7,264,608

Health Care - 4.1%
AdaptHealth LLC, 4.63%, 08/01/2029 (a)	275,000	251,180
CHS/Community Health Systems, Inc., 5.63%, 03/15/2027 (a)	270,000	261,534
LifePoint Health, Inc., 11.00%, 10/15/2030 (a)	310,000	341,933
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 6.75%, 05/15/2034 (a)	340,000	343,001
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)	250,000	254,146
		1,451,794

Industrials - 1.7%
Bombardier, Inc., 8.75%, 11/15/2030 (a)	315,000	341,330
Manitowoc Co., Inc., 9.25%, 10/01/2031 (a)	250,000	262,812
		604,142

Materials - 11.5%
Algoma Steel, Inc., 9.13%, 04/15/2029 (a)	240,000	248,272
Chemours Co., 5.38%, 05/15/2027	600,000	590,306
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032 (a)(b)	250,000	251,583
Compass Minerals International, Inc., 6.75%, 12/01/2027 (a)(b)	581,000	585,459
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (a)	250,000	243,587
Domtar Corp., 6.75%, 10/01/2028 (a)	270,000	250,137
First Quantum Minerals Ltd., 9.38%, 03/01/2029 (a)	200,000	214,442
LABL, Inc., 9.50%, 11/01/2028 (a)	250,000	252,904
Mercer International, Inc., 5.13%, 02/01/2029	690,000	604,147
Mineral Resources Ltd., 9.25%, 10/01/2028 (a)	325,000	340,819
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	250,000	231,172
Taseko Mines Ltd., 8.25%, 05/01/2030 (a)	240,000	248,454
		4,061,282

Technology - 3.0%
Cloud Software Group, Inc., 6.50%, 03/31/2029 (a)	533,000	524,059
McAfee Corp., 7.38%, 02/15/2030 (a)	265,000	257,905
Unisys Corp., 6.88%, 11/01/2027 (a)	280,000	275,699
		1,057,663

Utilities - 4.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.88%, 08/20/2026	590,000	580,383
Elwood Energy LLC, 8.16%, 07/05/2026	656,574	623,746
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/2029 (a)	250,000	235,007
Midland Cogeneration Venture LP, 6.00%, 03/15/2025 (a)	29,064	29,055
		1,468,191
TOTAL CORPORATE BONDS (Cost $33,637,649)		33,923,040

CONVERTIBLE BONDS - 0.7%	Par	Value
Financials - 0.7%
PennyMac Corp., 8.50%, 06/01/2029 (a)	250,000	250,375
TOTAL CONVERTIBLE BONDS (Cost $249,375)		250,375

SHORT-TERM INVESTMENTS - 9.0%		Value
Investments Purchased with Proceeds from Securities Lending - 7.3%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (d)	2,582,654	2,582,654

Money Market Funds - 1.7%	Shares
Invesco Treasury Portfolio - Class Institutional, 4.55% (d)	593,189	593,189
TOTAL SHORT-TERM INVESTMENTS (Cost $3,175,843)		3,175,843

TOTAL INVESTMENTS - 105.6% (Cost $37,062,867)		37,349,258
Liabilities in Excess of Other Assets - (5.6)%		(1,976,505)
TOTAL NET ASSETS - 100.0%		$35,372,753
two		–%
Percentages are stated as a percent of net assets.		–%

AG - Aktiengesellschaft
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $25,600,114 or 72.4% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $2,327,658 which represented 6.6% of net assets.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Oakhurst Short Duration High Yield Credit Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$33,923,040	$–	$33,923,040
Convertible Bonds	–	250,375	–	250,375
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	2,582,654
Money Market Funds	593,189	–	–	593,189
Total Investments	$593,189	$34,173,415	$–	$37,349,258

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,582,654 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.